Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	19 Months Ended	20 Months Ended	23 Months Ended	32 Months Ended	41 Months Ended	49 Months Ended	60 Months Ended	90 Months Ended		91 Months Ended	92 Months Ended	99 Months Ended	113 Months Ended	119 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000241759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	15.52%		2.87%
C000241757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000093288
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	27.05%								9.93%								8.71%
C000093289
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	32.37%								10.33%								8.51%
C000093290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000093291
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000156757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000241382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	27.88%			24.37%
C000171801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000241383
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000171804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000228030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000171807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000241763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	10.42%		(0.94%)
C000241761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000246912
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000132301
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	26.84%								6.21%				7.04%
C000132302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	32.07%								6.89%				7.21%
C000132303
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132304
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000228028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000140993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	13.18%								7.06%								7.36%
C000140994
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	18.07%								7.56%								7.23%
C000140995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000140996
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000172163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000137932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	16.42%								7.19%								6.95%
C000137933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	21.37%								7.64%								6.77%
C000137934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000137935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000021228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	19.52%								8.23%								7.51%
C000021230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	24.49%								8.64%								7.32%
C000081953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000234683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000156741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000054268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.36%								1.33%								1.71%
C000054269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	5.24%								1.04%								1.18%
C000081831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000021256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000237766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000237767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000237768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000156747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000117711
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	11.85%								4.98%								7.66%
C000117712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	16.27%								5.39%								7.48%
C000117713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000117714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000172147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000112974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	27.47%								6.76%		4.78%
C000112971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	32.95%								7.29%		4.86%
C000112972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000112973
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000171819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I3
C000171817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000172145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000021260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	16.76%								7.69%								7.58%
C000021262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	21.67%								8.13%								7.43%
C000081833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000021263
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000156749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000122141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	24.19%								3.93%								5.15%
C000122142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	29.43%								4.22%								4.85%
C000122143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000122144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000156763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000241767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	31.60%		22.83%
C000241765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000241771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.44%		5.28%
C000241768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000149082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.97%							1.73%
C000149084
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000149085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000080716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	32.46%								14.33%								13.71%
C000080718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	38.05%								14.72%								13.46%
C000081840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I2
C000228027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000110015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class T
Without Sales Load [Member] | C000241759
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%		6.60%
Without Sales Load [Member] | C000241757
Average Annual Return [Line Items]
Average Annual Return, Percent	22.80%		7.03%
Without Sales Load [Member] | C000093288
Average Annual Return [Line Items]
Average Annual Return, Percent	34.49%								11.18%								9.33%
Without Sales Load [Member] | C000093289
Average Annual Return [Line Items]
Average Annual Return, Percent	33.37%								10.33%								8.51%
Without Sales Load [Member] | C000093290
Average Annual Return [Line Items]
Average Annual Return, Percent	34.84%								11.61%								9.69%
Without Sales Load [Member] | C000093291
Average Annual Return [Line Items]
Average Annual Return, Percent	34.85%								11.60%								9.74%
Without Sales Load [Member] | C000156757
Average Annual Return [Line Items]
Average Annual Return, Percent	34.94%								11.61%						9.52%
Without Sales Load [Member] | C000241382
Average Annual Return [Line Items]
Average Annual Return, Percent	35.38%			24.37%
Without Sales Load [Member] | C000171801
Average Annual Return [Line Items]
Average Annual Return, Percent	36.05%								14.99%				13.43%
Without Sales Load [Member] | C000171799
Average Annual Return [Line Items]
Average Annual Return, Percent	35.39%								14.42%				12.87%
Without Sales Load [Member] | C000171800
Average Annual Return [Line Items]
Average Annual Return, Percent	35.69%								14.70%								11.46%
Without Sales Load [Member] | C000241383
Average Annual Return [Line Items]
Average Annual Return, Percent	36.06%			24.93%
Without Sales Load [Member] | C000171804
Average Annual Return [Line Items]
Average Annual Return, Percent	50.79%								14.35%				15.17%
Without Sales Load [Member] | C000171802
Average Annual Return [Line Items]
Average Annual Return, Percent	50.00%								13.76%				14.59%
Without Sales Load [Member] | C000171803
Average Annual Return [Line Items]
Average Annual Return, Percent	50.42%								14.11%								13.47%
Without Sales Load [Member] | C000228030
Average Annual Return [Line Items]
Average Annual Return, Percent	50.73%						0.44%
Without Sales Load [Member] | C000171807
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%								11.01%	9.89%
Without Sales Load [Member] | C000171805
Average Annual Return [Line Items]
Average Annual Return, Percent	31.56%								10.45%	9.34%
Without Sales Load [Member] | C000171806
Average Annual Return [Line Items]
Average Annual Return, Percent	32.01%								10.75%								8.37%
Without Sales Load [Member] | C000241763
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		2.16%
Without Sales Load [Member] | C000241761
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%		2.42%
Without Sales Load [Member] | C000246912
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%	11.19%
Without Sales Load [Member] | C000132301
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%								7.42%				7.83%
Without Sales Load [Member] | C000132302
Average Annual Return [Line Items]
Average Annual Return, Percent	33.07%								6.89%				7.21%
Without Sales Load [Member] | C000132303
Average Annual Return [Line Items]
Average Annual Return, Percent	34.65%								7.81%				8.19%
Without Sales Load [Member] | C000132304
Average Annual Return [Line Items]
Average Annual Return, Percent	34.81%								7.87%				8.23%
Without Sales Load [Member] | C000171825
Average Annual Return [Line Items]
Average Annual Return, Percent	34.72%								7.86%				8.16%
Without Sales Load [Member] | C000171823
Average Annual Return [Line Items]
Average Annual Return, Percent	34.17%								7.33%				7.63%
Without Sales Load [Member] | C000171824
Average Annual Return [Line Items]
Average Annual Return, Percent	34.55%								7.68%								8.16%
Without Sales Load [Member] | C000228028
Average Annual Return [Line Items]
Average Annual Return, Percent	34.72%						1.16%
Without Sales Load [Member] | C000140993
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%								8.28%								7.97%
Without Sales Load [Member] | C000140994
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%								7.56%								7.23%
Without Sales Load [Member] | C000140995
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%								8.68%								8.32%
Without Sales Load [Member] | C000140996
Average Annual Return [Line Items]
Average Annual Return, Percent	20.27%								8.78%								8.41%
Without Sales Load [Member] | C000171834
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%								8.76%			7.77%
Without Sales Load [Member] | C000171832
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%								8.23%			7.23%
Without Sales Load [Member] | C000171833
Average Annual Return [Line Items]
Average Annual Return, Percent	20.17%								8.61%			7.60%
Without Sales Load [Member] | C000172163
Average Annual Return [Line Items]
Average Annual Return, Percent	20.37%								8.77%					8.23%
Without Sales Load [Member] | C000137932
Average Annual Return [Line Items]
Average Annual Return, Percent	23.14%								8.41%								7.55%
Without Sales Load [Member] | C000137933
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%								7.64%								6.77%
Without Sales Load [Member] | C000137934
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%								8.71%								7.83%
Without Sales Load [Member] | C000137935
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%								8.79%								7.34%
Without Sales Load [Member] | C000021228
Average Annual Return [Line Items]
Average Annual Return, Percent	26.46%								9.47%								8.12%
Without Sales Load [Member] | C000021230
Average Annual Return [Line Items]
Average Annual Return, Percent	25.49%								8.64%								7.32%
Without Sales Load [Member] | C000081953
Average Annual Return [Line Items]
Average Annual Return, Percent	26.74%								9.72%								8.38%
Without Sales Load [Member] | C000234683
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%					6.83%
Without Sales Load [Member] | C000156741
Average Annual Return [Line Items]
Average Annual Return, Percent	26.85%								9.81%						8.56%
Without Sales Load [Member] | C000054268
Average Annual Return [Line Items]
Average Annual Return, Percent	7.05%								1.83%								1.97%
Without Sales Load [Member] | C000054269
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%								1.04%								1.18%
Without Sales Load [Member] | C000081831
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%								2.08%								2.20%
Without Sales Load [Member] | C000021256
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%								2.12%								2.28%
Without Sales Load [Member] | C000237766
Average Annual Return [Line Items]
Average Annual Return, Percent	7.44%				5.46%
Without Sales Load [Member] | C000237767
Average Annual Return [Line Items]
Average Annual Return, Percent	6.85%				4.92%
Without Sales Load [Member] | C000237768
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%				5.19%
Without Sales Load [Member] | C000156747
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%								2.15%						2.33%
Without Sales Load [Member] | C000117711
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%								6.16%								8.27%
Without Sales Load [Member] | C000117712
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%								5.39%								7.48%
Without Sales Load [Member] | C000117713
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%								6.45%								8.56%
Without Sales Load [Member] | C000117714
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%								6.58%								8.69%
Without Sales Load [Member] | C000171822
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%								6.55%				7.94%
Without Sales Load [Member] | C000171820
Average Annual Return [Line Items]
Average Annual Return, Percent	18.23%								6.06%				7.41%
Without Sales Load [Member] | C000171821
Average Annual Return [Line Items]
Average Annual Return, Percent	18.54%								6.41%				7.79%
Without Sales Load [Member] | C000172147
Average Annual Return [Line Items]
Average Annual Return, Percent	18.85%								6.58%					8.69%
Without Sales Load [Member] | C000112974
Average Annual Return [Line Items]
Average Annual Return, Percent	34.85%								7.97%		5.56%
Without Sales Load [Member] | C000112971
Average Annual Return [Line Items]
Average Annual Return, Percent	33.95%								7.29%		4.86%
Without Sales Load [Member] | C000112972
Average Annual Return [Line Items]
Average Annual Return, Percent	35.22%								8.27%		5.88%
Without Sales Load [Member] | C000112973
Average Annual Return [Line Items]
Average Annual Return, Percent	35.41%								8.37%		5.95%
Without Sales Load [Member] | C000171819
Average Annual Return [Line Items]
Average Annual Return, Percent	35.70%								8.39%		5.98%
Without Sales Load [Member] | C000171817
Average Annual Return [Line Items]
Average Annual Return, Percent	34.91%								7.86%		5.46%
Without Sales Load [Member] | C000171818
Average Annual Return [Line Items]
Average Annual Return, Percent	35.20%								8.12%								5.71%
Without Sales Load [Member] | C000172145
Average Annual Return [Line Items]
Average Annual Return, Percent	35.62%								8.38%		5.96%
Without Sales Load [Member] | C000021260
Average Annual Return [Line Items]
Average Annual Return, Percent	23.55%								8.92%								8.19%
Without Sales Load [Member] | C000021262
Average Annual Return [Line Items]
Average Annual Return, Percent	22.67%								8.13%								7.43%
Without Sales Load [Member] | C000081833
Average Annual Return [Line Items]
Average Annual Return, Percent	23.96%								9.27%								8.56%
Without Sales Load [Member] | C000021263
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%								9.37%								8.66%
Without Sales Load [Member] | C000156749
Average Annual Return [Line Items]
Average Annual Return, Percent	24.03%								9.36%						8.55%
Without Sales Load [Member] | C000122141
Average Annual Return [Line Items]
Average Annual Return, Percent	31.49%								5.12%								5.75%
Without Sales Load [Member] | C000122142
Average Annual Return [Line Items]
Average Annual Return, Percent	30.43%								4.22%								4.85%
Without Sales Load [Member] | C000122143
Average Annual Return [Line Items]
Average Annual Return, Percent	32.04%								5.48%								6.02%
Without Sales Load [Member] | C000122144
Average Annual Return [Line Items]
Average Annual Return, Percent	32.06%								5.43%								6.05%
Without Sales Load [Member] | C000156763
Average Annual Return [Line Items]
Average Annual Return, Percent	31.91%								5.41%						6.04%
Without Sales Load [Member] | C000241767
Average Annual Return [Line Items]
Average Annual Return, Percent	39.22%		27.27%
Without Sales Load [Member] | C000241765
Average Annual Return [Line Items]
Average Annual Return, Percent	39.78%		27.75%
Without Sales Load [Member] | C000241771
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%		5.28%
Without Sales Load [Member] | C000241768
Average Annual Return [Line Items]
Average Annual Return, Percent	5.73%		5.59%
Without Sales Load [Member] | C000149082
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%							2.95%
Without Sales Load [Member] | C000149084
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%								3.18%							3.21%
Without Sales Load [Member] | C000149085
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%								3.21%							3.29%
Without Sales Load [Member] | C000080716
Average Annual Return [Line Items]
Average Annual Return, Percent	40.15%								15.63%								14.36%
Without Sales Load [Member] | C000080718
Average Annual Return [Line Items]
Average Annual Return, Percent	39.05%								14.72%								13.46%
Without Sales Load [Member] | C000081840
Average Annual Return [Line Items]
Average Annual Return, Percent	40.46%								15.96%								14.70%
Without Sales Load [Member] | C000080720
Average Annual Return [Line Items]
Average Annual Return, Percent	40.59%								16.04%								14.81%
Without Sales Load [Member] | C000228027
Average Annual Return [Line Items]
Average Annual Return, Percent	40.61%						9.10%
Without Sales Load [Member] | C000110015
Average Annual Return [Line Items]
Average Annual Return, Percent	40.58%								15.99%								14.75%
TAM INDEX: MSCI ALL COUNTRY WORLD EX-U.S. INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index
Average Annual Return, Percent	24.33%		10.70%
TAM INDEX: MSCI ALL COUNTRY WORLD EX-U.S. INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index
Average Annual Return, Percent	24.33%		10.70%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%						12.45%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%			26.50%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%				14.16%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%				14.16%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%			26.50%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%						9.48%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%	13.62%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%	13.62%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		3.59%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		3.59%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%	8.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%						9.48%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%			13.71%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%			13.71%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%			13.71%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%					13.81%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%								13.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%					12.20%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%								15.27%						13.10%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%								1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%								1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%								1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%								1.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%				3.91%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%				3.91%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%				3.91%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%						1.75%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%				13.53%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%					13.81%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%		13.73%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%						12.45%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%						12.45%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%		24.03%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%		24.03%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		3.59%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%		3.59%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%							(1.28%)
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%							1.84%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent	11.20%								0.18%							1.84%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%						9.48%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%								14.60%								12.44%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%						8.91%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%				18.19%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%				18.19%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%								16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%						12.73%
TAM INDEX: MSCI USA VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Index
Average Annual Return, Percent	31.80%								10.16%	9.66%
TAM INDEX: MSCI USA VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Index
Average Annual Return, Percent	31.80%								10.16%	9.66%
TAM INDEX: MSCI USA VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Index
Average Annual Return, Percent	31.80%								10.16%								9.17%
TAM INDEX: BLOOMBERG US LONG CREDIT TR INDEX VALUE UH
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Average Annual Return, Percent	18.80%		3.25%
TAM INDEX: BLOOMBERG US LONG CREDIT TR INDEX VALUE UH
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Average Annual Return, Percent	18.80%		3.25%
TAM INDEX: BLOOMBERG US LONG CREDIT TR INDEX VALUE UH
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Average Annual Return, Percent	18.80%	12.70%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%				12.59%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%				12.59%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%				12.59%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%				12.59%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%				12.59%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%				12.59%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%								11.46%								11.19%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%						4.30%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%								8.43%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%								8.43%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%								8.43%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%								8.43%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%			8.61%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%			8.61%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%			8.61%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	34.03%								9.93%					8.98%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	28.41%								10.80%								9.72%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	28.41%								10.80%								9.72%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	28.41%								10.80%								9.72%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent	28.41%								10.80%								9.72%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%								1.53%								1.57%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%								1.53%								1.57%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%								1.53%								1.57%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%								1.53%								1.57%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%				4.56%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%				4.56%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%				4.56%
TAM INDEX: ICE BOFAML 1-3 Yr U.S. CORPORATE & GOVERNMENT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Average Annual Return, Percent	6.28%								1.53%						1.61%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%								8.15%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%								8.15%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%								8.15%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%								8.15%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%				8.51%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%				8.51%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%				8.51%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	36.49%								7.92%					9.14%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%								7.33%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	31.77%								8.42%		6.75%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	32.42%								9.39%								7.87%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	32.42%								9.39%								7.87%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	32.42%								9.39%								7.87%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	32.42%								9.39%								7.87%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	32.42%								9.39%						7.80%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%								8.87%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%								10.14%						8.91%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%		31.75%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%		31.75%
TAM INDEX: BLOOMBERG SHORT-TERM GOVERNMENT/CORP
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government Corporate Index
Average Annual Return, Percent	5.64%		5.34%
TAM INDEX: BLOOMBERG SHORT-TERM GOVERNMENT/CORP
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government Corporate Index
Average Annual Return, Percent	5.64%		5.34%
TAM INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%							2.67%
TAM INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%								2.36%							1.70%
TAM INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	5.39%								2.36%							1.70%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%								16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%								16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%								16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%								16.18%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%						12.73%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.77%								19.00%								16.18%